Purchases and other expenses - External purchases components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Commercial, equipments expenses and content rights	€ (7,385)	€ (6,868)	€ (7,293)
o/w costs of terminals and other equipment sold	(3,942)	(3,575)	(4,042)
o/w advertising, promotional, sponsoring and rebranding costs	(783)	(736)	(823)
Service fees and inter-operator costs	(4,349)	(4,529)	(4,608)
o/w interconnexion costs	2,956	3,186	3,212
Other network expenses, IT expenses	(3,530)	(3,503)	(3,253)
Other external purchases	(2,709)	(2,791)	(2,706)
o/w building cost for resale	(1,047)	(883)	(701)
o/w overhead	(1,044)	(1,099)	(1,254)
o/w rental expenses	(147)	(151)	(241)
Purchases and other expenses	€ (17,973)	€ (17,691)	€ (17,860)